UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               --------------

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number: 28-11507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nina Bieberdorf
Title:   Chief Operations Officer
Phone:   (612)746-8999

Signature, Place, and Date of Signing:

 /s/ Nina Bieberdorf                Minneapolis, MN             07/15/2011
 -------------------                ---------------             ----------
     [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     51

FORM 13F INFORMATION TABLE VALUE TOTAL:     74,993,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                    FORM 13F
                                   30-Jun-11

             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                              Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers  Sole   Shared  None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------  ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ABAXIS, INC                      COM             002567105      738      27100   SH         Sole                27100      0     0
ADVENT SOFTWARE, INC             COM             007974108     1893      67198   SH         Sole                67198      0     0
ADVISORY BOARD COMPANY           COM             00762W107     2434      42050   SH         Sole                42050      0     0
AMERIGON, INC.                   COM             03070L300     1735      99800   SH         Sole                99800      0     0
ANCESTRY.COM                     COM             032803108     1404      33920   SH         Sole                33920      0     0
ANSYS, INC.                      COM             03662Q105     1970      36026   SH         Sole                36026      0     0
BIO REFERENCE LABS, INC.         COM             09057G602     1966      94070   SH         Sole                94070      0     0
BJS RESTAURANTS, INC.            COM             09180C106     1440      27510   SH         Sole                27510      0     0
BLACKBOARD, INC.                 COM             091935502     1014      23376   SH         Sole                23376      0     0
BOTTOMLINE TECHNOLOGIES, INC.    COM             101388106     1874      75823   SH         Sole                75823      0     0
BRIDGEPOINT EDUCATION, INC.      COM             10807M105     1314      52580   SH         Sole                52580      0     0
BUFFALO WILD WINGS               COM             119848109     2001      30180   SH         Sole                30180      0     0
CATALYST HEALTH SOLUTIONS, INC   COM             14888B103     2046      36662   SH         Sole                36662      0     0
CAVIUM, INC.                     COM             14964U108      767      17600   SH         Sole                17600      0     0
COMSCORE, INC.                   COM             20564W105     1362      52592   SH         Sole                52592      0     0
CONCUR TECHNOLOGIES, INC.        COM             206708109      784      15660   SH         Sole                15660      0     0
DEALERTRACK HOLDINGS INC         COM             242309102     1487      64809   SH         Sole                64809      0     0
DRIL QUIP, INC.                  COM             262037104     1747      25750   SH         Sole                25750      0     0
EBIX, INC.                       COM             278715206     1100      57740   SH         Sole                57740      0     0
ECHO GLOBAL LOGISTICS, INC.      COM             27875T101      458      25800   SH         Sole                25800      0     0
ELLIE MAE INC.                   COM             28849P100      487      84830   SH         Sole                84830      0     0
EXLSERVICE HOLDINGS, INC.        COM             302081104     1589      68776   SH         Sole                68776      0     0
EZCORP, INC.                     COM             302301106     2165      60854   SH         Sole                60854      0     0
HIBBETT SPORTS, INC.             COM             428567101     2167      53240   SH         Sole                53240      0     0
HIGHER ONE, INC.                 COM             42983D104      835      44120   SH         Sole                44120      0     0
HITTITE MICROWAVE CORP.          COM             43365Y104     1464      23650   SH         Sole                23650      0     0
HMS HLDGS CORP.                  COM             40425J101     2043      26575   SH         Sole                26575      0     0
INTERACTIVE INTELLIGENCE, INC.   COM             45841V109     1781      50820   SH         Sole                50820      0     0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105     1748      37709   SH         Sole                37709      0     0
K12, INC.                        COM             48273U102     1233      37200   SH         Sole                37200      0     0
LIVEPERSON, INC.                 COM             538146101     1463     103470   SH         Sole               103470      0     0
LKQ CORPORATION                  COM             501889208     2479      95020   SH         Sole                95020      0     0
LOGMEIN, INC.                    COM             54142L109     1107      28690   SH         Sole                28690      0     0
MISTRAS GROUP, INC.              COM             60649T107     1148      70835   SH         Sole                70835      0     0
MONRO MUFFLER, INC.              COM             610236101     1722      46175   SH         Sole                46175      0     0
MWI VETERINARY SUPPLY, INC.      COM             55402X105     2644      32735   SH         Sole                32735      0     0
NEOGEN CORP.                     COM             640491106      769      17003   SH         Sole                17003      0     0
NETLOGIC MICROSYSTEMS, INC.      COM             64118B100     1591      39350   SH         Sole                39350      0     0
NETSPEND, INC.                   COM             64118V106      691      69080   SH         Sole                69080      0     0
NIC, INC.                        COM             62914B100     1584     117683   SH         Sole               117683      0     0
PEET'S COFFEE & TEA, INC.        COM             705560100     1536      26620   SH         Sole                26620      0     0
POWER INTEGRATIONS, INC.         COM             739276103     1368      35590   SH         Sole                35590      0     0
RIVERBED TECHNOLOGY, INC.        COM             768573107      894      22570   SH         Sole                22570      0     0
RUE 21                           COM             781295100     1019      31340   SH         Sole                31340      0     0
SCIQUEST, INC.                   COM             80908T101      788      46110   SH         Sole                46110      0     0
SHUTTERFLY, INC.                 COM             82568P304     1570      27350   SH         Sole                27350      0     0
SXC HEALTH SOLUTIONS CORP        COM             78505P100     1267      21500   SH         Sole                21500      0     0
SYNTEL, INC.                     COM             87162H103     2543      43020   SH         Sole                43020      0     0
TRANSCEND SERVICES, INC.         COM             893929208      991      33729   SH         Sole                33729      0     0
ULTIMATE SOFTWARE GROUP, INC.    COM             90385D107     1137      20893   SH         Sole                20893      0     0
VISTAPRINT LIMITED               COM             N93540107     1636      34197   SH         Sole                34197      0     0